Financial Instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
- Borrowings	$ 2,011.6	$ 1,781.5
- Trade and other payables	393.1	451.0
- Finance lease liabilities	111.5
- Environmental trust funds	60.8	55.5	$ 44.5
- Trade and other receivables	153.2	201.9
- Investments	235.3	104.6
- Cash and cash equivalents	399.7	479.0	$ 526.7	$ 440.0
- Warrants	9.3	5.5
Fair Value [member] | Financial liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Copper derivative contracts	22.6	3.3
Total	22.6	3.3
Fair Value [member] | Financial liabilities not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Borrowings	2,001.8	1,805.1
- Trade and other payables	393.1	451.0
- Finance lease liabilities	88.6
Total	2,483.5	2,256.1
Fair Value [member] | Financial assets at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	6.5	7.3
- Trade receivables from provisional copper sales	15.3	21.2
- Investments	93.1	99.1
Asanko redeemable preference shares	132.9
- Warrants	9.3	5.5
- Gold and oil derivative contracts	8.3	25.0
Total	265.4	158.1
Fair Value [member] | Financial assets not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	54.3	48.2
- Trade and other receivables	64.2	45.3
- Cash and cash equivalents	399.7	479.0
Total	518.2	572.5
Carrying amount [member] | Financial liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Copper derivative contracts	22.6	3.3
Total	22.6	3.3
Carrying amount [member] | Financial liabilities at fair value [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
- Copper derivative contracts	22.6	0.0
Total	22.6	0.0
Carrying amount [member] | Financial liabilities at fair value [member] | Derivative instruments [member]
Disclosure of detailed information about financial instruments [line items]
- Copper derivative contracts		3.3
Total		3.3
Carrying amount [member] | Financial liabilities not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Borrowings	2,011.6	1,781.5
- Trade and other payables	393.1	451.0
- Finance lease liabilities	88.6
Total	2,493.3	2,232.5
Carrying amount [member] | Financial liabilities not measured at fair value [member] | Other financial liabilities measured at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
- Borrowings	2,011.6
- Trade and other payables	393.1
- Finance lease liabilities	88.6
Total	2,493.3
Carrying amount [member] | Financial liabilities not measured at fair value [member] | Other Financial Instruments [member]
Disclosure of detailed information about financial instruments [line items]
- Borrowings		1,781.5
- Trade and other payables		451.0
Total		2,232.5
Carrying amount [member] | Financial assets at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	6.5	7.3
- Trade receivables from provisional copper sales	15.3	21.2
- Investments	93.1	99.1
Asanko redeemable preference shares	132.9
- Warrants	9.3	5.5
- Gold and oil derivative contracts	8.3	25.0
Total	265.4	158.1
Carrying amount [member] | Financial assets at fair value [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	6.5	7.3
- Trade receivables from provisional copper sales	15.3	21.2
- Investments	0.0	0.0
Asanko redeemable preference shares	0.0
- Warrants	9.3	0.0
- Gold and oil derivative contracts	8.3	0.0
Total	39.4	28.5
Carrying amount [member] | Financial assets at fair value [member] | FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	0.0
- Trade receivables from provisional copper sales	0.0
- Investments	93.1
Asanko redeemable preference shares	132.9
- Warrants	0.0
- Gold and oil derivative contracts	0.0
Total	226.0
Carrying amount [member] | Financial assets at fair value [member] | Available for sale [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds		0.0
- Trade receivables from provisional copper sales		0.0
- Investments		99.1
- Warrants		0.0
- Gold and oil derivative contracts		0.0
Total		99.1
Carrying amount [member] | Financial assets at fair value [member] | Derivative instruments [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds		0.0
- Trade receivables from provisional copper sales		0.0
- Investments		0.0
- Warrants		5.5
- Gold and oil derivative contracts		25.0
Total		30.5
Carrying amount [member] | Financial assets not measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	54.3	48.2
- Trade and other receivables	64.2	45.3
- Cash and cash equivalents	399.7	479.0
Total	518.2	572.5
Carrying amount [member] | Financial assets not measured at fair value [member] | Amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds	54.3
- Trade and other receivables	64.2
- Cash and cash equivalents	399.7
Total	$ 518.2
Carrying amount [member] | Financial assets not measured at fair value [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
- Environmental trust funds		48.2
- Trade and other receivables		45.3
- Cash and cash equivalents		479.0
Total		$ 572.5